GEOGRAPHIC AREAS AND MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
GEOGRAPHIC AREAS AND MAJOR CUSTOMERS
NOTE 11          -          GEOGRAPHIC AREAS AND MAJOR CUSTOMERS

A.	Sales by Geographic Area (as Percentage of Total Sales):

	Year ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5
	%	%	%

Taiwan, R.O.C.	31	45	44
USA	17	9	14
Korea	28	16	19
China	16	19	6
Other	8	11	17
Total	100	100	100

                                   Revenues are attributed to countries based on the geographic location of the customer.

         B.         Sales by Major Customers (as Percentage of Total Sales):

	Year ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5
	%	%	%

Customer A	23	34	31
Customer B	22	11	14
Customer C	14	11	8
Customer D	8	11	9
Customer E	8	10	1

C.	Assets by Location:

Substantially all fixed assets are located in Israel.